Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 157	$ 52	$ 263
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	844	850	844
Bad debts expense	95	102	112
Stock-based compensation expense	46	42	40
Deferred income taxes, net	(369)	22	71
Equity in earnings of unconsolidated entities	(137)	(140)	(140)
Distributions from unconsolidated entities	136	93	60
Loss on impairment of goodwill	262	0	0
(Gain) loss on asset disposals, net	21	27	22
(Gain) loss on sale of business and other exit costs, net	(1)	(1)	(136)
(Gain) loss on license sales and exchanges, net	(22)	(20)	(147)
Noncash interest	3	3	3
Other operating activities		(3)	(1)
Changes in assets and liabilities from operations
Accounts receivable	(61)	(23)	(120)
Equipment installment plans receivable	(261)	(246)	(134)
Inventory	6	4	115
Accounts payable	(7)	36	7
Customer deposits and deferred revenues	(4)	(52)	(36)
Accrued taxes	37	60	38
Accrued interest		(1)	4
Other assets and liabilities	31	(23)	(75)
Net cash provided by operating activities	776	782	790
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(685)	(636)	(801)
Cash paid for acquisitions and licenses	(218)	(53)	(287)
Cash paid for investments	(100)	0	0
Cash received from divestitures and exchanges	21	21	343
Federal Communications Commission deposit	0	(143)	0
Other investing activities	1	3	2
Net cash used in investing activities	(981)	(808)	(743)
Cash flows from financing activities
Issuance of long-term debt	0	2	525
Repayment of long-term debt	(17)	(12)	(1)
TDS Common Shares reissued for benefit plans, net of tax payments	4	9	13
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	1	6	2
Repurchase of TDS Common Shares	0	(3)	0
Repurchase of U.S. Cellular Common Shares	0	(5)	(6)
Repurchase of TDS Preferred Shares	(1)	0	0
Dividends paid to TDS shareholders	(69)	(65)	(61)
Payment of debt issuance costs	(2)	(4)	(13)
Distributions to noncontrolling interests	(4)	(1)	(6)
Payments to acquire additional interest in subsidiaries	0	0	(4)
Other financing activities	11	14	12
Net cash provided by (used in) financing activities	(77)	(59)	461
Net increase (decrease) in cash, cash equivalents and restricted cash	(282)	(85)	508
Cash, cash equivalents and restricted cash
Beginning of period	904	989	481
End of period	$ 622	$ 904	$ 989